ProShares DJ Brookfield Global Infrastructure Average Annual Total Returns		12 Months Ended		25 Months Ended	33 Months Ended	38 Months Ended	39 Months Ended	51 Months Ended	60 Months Ended		74 Months Ended	78 Months Ended	120 Months Ended
		Dec. 31, 2024		Dec. 31, 2024 [4]	Dec. 31, 2024 [5]	Dec. 31, 2024 [6]	Dec. 31, 2024 [2]	Dec. 31, 2024 [7]	Dec. 31, 2024		Dec. 31, 2024 [8]	Dec. 31, 2024 [10]	Dec. 31, 2024
Dow Jones Brookfield Global Infrastructure Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.26%							4.10%				4.29%
S&P Global 1200 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.97%	[2],[3]	19.16%	9.95%	7.32%	8.63%	12.37%	11.38%	[8],[9]	12.30%	11.03%	10.43% [9]
None
Prospectus [Line Items]
Average Annual Return, Percent		11.70%							4.46%				4.68%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.50%							3.41%				3.76%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.32%							3.14%				3.44%

[1]	Reflects no deduction for fees, expenses or taxes. Returns are net returns that reflect the reduction of withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[5]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[6]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[7]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[8]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[9]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[10]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.